UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 30, 1999
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           96
                                                 -------------

Form 13F Information Table Value Total:          $ 197,420,376
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE




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                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



ADC Telecom                       000886101      4,629,520      63,800      X                                              X

AMPM Inc.                         001693100      2,468,396      31,545      X                                              X

AT&T Corp.                        001957109        353,201       6,951      X                                              X

AT&T Liberty Media
     Group CL A                   001957208      2,015,441      35,475      X                                              X

Abbott Labs                       002824100      2,268,183      62,462      X                                              X

America Online                    02364J104        622,175       8,200      X                                              X

American Express Co.              025816109      6,205,281      37,325      X                                              X

American Intl. Group              026874107        264,149       2,443      X                                              X

Atlantic Coast Airlines           04829610         437,000      18,400      X                                              X

Automatic Data                    053015103      1,015,221      18,844      X                                              X
Processing

BP Amoco PLC                      055622104        362,165       6,106      X                                              X

Bank of New York                  064057102      5,508,000     137,700      X                                              X

Bell Atlantic                     077853109        867,238      14,087      X                                              X

Bell South                        079860102        266,834       5,700      X                                              X

COLUMN TOTALS                                   27,282,804     449,038

Bristol Myers                     110122108        369,851       5,762      X                                              X
Squibb Co.

Carnival Corp. C1 A               143658102      1,727,245      36,125      X                                              X

Cendant Corp.                     151313103      2,809,542     105,769      X                                              X

Chase Manhattan Corp.             16161A108      1,176,507      15,144      X                                              X

Chevron                           166751107      1,749,825      20,200      X                                              X

Cisco Systems                     17275R102     38,683,052     361,102      X                                              X

Citigroup Inc.                    172967101      3,026,977      54,356      X                                              X

CLARCOR, Inc.                     179895107      1,674,180      93,010      X                                              X

Coca Cola                         191216100        763,017      13,099      X                                              X

Colgate Palmolive                 194162103        442,000       6,800      X                                              X

Computer Sciences                 205363104      4,835,527      51,102      X                                              X

Conseco, Inc.                     208464107      1,163,599      65,323      X                                              X

Conseco Financing                 20847D205        306,964      15,300      X                                              X
Trust V 8.7% Pfd

Constellation Energy              210371100        302,818      10,442      X                                              X
Group



COLUMN TOTALS                                   59,031,103     853,534

Corning Glass Works               219350105      2,043,667      15,850      X                                              X

DeVRY Inc.                        251893103        249,563      13,310      X                                              X

Diamond Offshore                  25271C102      1,152,225      37,700      X                                              X

Walt Disney Co.                   254687106      1,533,197      52,417      X                                              X

DuPont E 1                        263534109      3,382,681      51,350      X                                              X

EMC Corp.                         268648102        248,216       2,272      X                                              X

El Paso Energy                    283905107        837,973      21,590      X                                              X

Electronic Data Systems           285661104      1,068,598      15,964      X                                              X

Ericsson Tel ADR                  294821400      3,967,424      60,398      X                                              X

Exxon Mobil Corp.                 30231G102      3,209,729      39,841      X                                              X

Federal National
Mortgage Assn.                    313586109        276,600       4,430      X                                              X

FelCor Lodging Trust              31430F101        576,625      32,950      X                                              X

GTE Corporation                   362320103        573,324       8,125      X                                              X

General Electric                  369604103     17,515,379     113,185      X                                              X


COLUMN TOTALS                                   36,635,202     469,382

General Instrument                370121105        529,125       6,225      X                                              X

Health Care                        42191510        522,242      21,874      X                                              X
Properties

Hewlett-Packard Co.               428236103        267,313       2,350      X                                              X

Home Depot, INc.                  437076102        572,756       8,331      X                                              X

Intel Corp.                       458140100      6,972,817      84,711      X                                              X

Johnson & Johnson                 478160104        448,533       4,810      X                                              X

K Mart Corp.                      482584109        552,962      54,950      X                                              X

Kimberly Clark Corp.               49436810        425,347       6,500      X                                              X

LTC Properties                    502175102        370,555      43,915      X                                              X

Lear Corp.                        521865105      1,276,800      39,900      X                                              X

Eli Lilly & Co.                    53245710        269,325       4,050      X                                              X

Lowes Cos.                        548661107      2,713,666      45,417      X                                              X

Lucent Technologies               549463107        519,525       6,927      X                                              X

McDonalds Corp.                   580135101      2,365,083      58,668      X                                              X

Merck & Co.                       589331107      2,192,076      32,626      X                                              X


COLUMN TOTALS                                   19,998,123      421,254

Mercury Interactive               589405109      4,026,088        37,300    X                                              X

Micros Systems Inc.               594901100        518,000         7,000    X                                              X

Microsoft Corp.                   594918104        450,071         3,855    X                                              X

Motorola Inc.                     620076109      6,625,514        44,995    X                                              X

Mutual Risk Mgmt.                 628351108        316,387        18,818    X                                              X

Nationwide Health                 638620104        384,563        25,350    X                                              X
Properties Inc.

Nextel Communication              65332V103      2,784,375        27,000    X                                              X

Nortel Networks                   656569100        319,968         3,168    X                                              X

Pepsico                           713448108        392,333        11,130    X                                              X

Pfizer Inc.                        71708110      1,223,561        37,720    X                                              X

Philip Morris Cos.                718154107        899,484        39,108    X                                              X

Proctor & Gamble                  742718109        596,132         5,441    X                                              X

Renaissance Wrldwide               75968A10        400,050        54,244    X                                              X

Rite Aid                          767754104        439,438        39,500    X                                              X

SBC Communications                78387G103        592,995        12,164    X                                              X

COLUMN TOTALS                                   19,932,957       366,793

Sara Lee Corporation               80311110        218,821         9,918    X                                              X

Schering-Plough Corp.             806605101      3,315,632        78,245    X                                              X

Schlumberger Ltd.                 806857108      1,930,567        30,766    X                                              X

Service Master Co.                81760N109      1,311,544       106,517    X                                              X

Southdown, Inc.                   841297104      2,603,449        50,430    X                                              X

Staples Inc.                      855030102      4,222,272       203,483    X                                              X

Sun Microsystems                  866810104        261,586         3,378    X                                              X

Superior Telecom Inc.             868365107        628,867        40,735    X                                              X

Sylvan Learning                   871399101        785,655        60,435    X                                              X
Systems

Tessco Technology                  87238610        377,622        20,275    X                                              X

TVA 6.75%, 6/1/28                 880591300        239,821        11,090    X                                              X
Ser D Pfd P 6/03

Teva Pharm Inds ADR               881624209      2,602,275        36,300    X                                              X

Texaco, Inc.                      881694103        334,025         6,150    X                                              X

Texas Instruments Inc.            882508104        230,934         2,390    X                                              X

COLUMN TOTALS                                   19,063,068       660,112

Thermo Electron Corp.             883556102        433,290        28,886    X                                              X

TOTAL Pina S.A.                   89151E109      1,001,156        14,750    X                                              X

Tyco International                902124106      1,883,544        48,296    X                                              X

UNUMPROVIDENT Corp.               91529Y106        942,652        29,400    X                                              X

Viacom Inc. Cl B                  925524308      3,097,447        51,250    X                                              X

Wachovia Corp.                    929771103        288,932         4,249    X                                              X

Wal-Mart                          931142103      6,390,537        92,449    X                                              X

Warner Lambert                    934488107        743,587         9,075    X                                              X

Transocean Offshore               G90076103        257,088         7,850    X                                              X

Royal Caribbean                   V7780T103        438,886         8,900    X                                              X
Cruises

COLUMN TOTALS                                   15,477,120       295,105
                                                ----------       -------

REPORT TOTALS                                  197,420,376     3,515,218
                                               ===========     =========




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